Prepayments and other assets, net - Allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepayments and other assets, net
Balance at the beginning of the period	¥ 7,644	¥ 31,694
(Reversal) Provision for the period	1,737	(20,179)
Written-off	(4,580)	(3,871)
Balance at the end of the period	¥ 4,801	¥ 7,644